Income Tax - Schedule of Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Total current tax provision	$ 7,009	$ 8,337	$ 7,202
Deferred
Total deferred tax expense	183	131	618
Income tax expense	7,192	8,468	7,820
UNITED STATES
Current
Total current tax provision	2,706	2,172	1,263
Deferred
Total deferred tax expense	186	170	638
People Republic of China [Member]
Current
Total current tax provision	3,886	5,750	5,665
Deferred
Total deferred tax expense	(3)	(39)	(20)
Other [Member]
Current
Total current tax provision	$ 417	$ 415	$ 274